Consolidated Statements of Operations - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Non-interest income
Asset management	$ 36,329	$ 32,468	$ 29,727
Banking	63,682	58,818	57,120
Foreign exchange revenue	51,248	46,132	47,831
Trust	61,329	57,768	52,312
Custody and other administration services	13,815	13,319	13,626
Other non-interest income	3,612	3,831	5,971
Total non-interest income	230,015	212,336	206,587
Interest income
Interest and fees on loans	304,112	317,361	249,390
Investments (none of the investment securities are intrinsically tax-exempt)
Available-for-sale	48,892	35,589	38,939
Held-to-maturity	75,638	80,533	76,853
Cash and cash equivalents, securities purchased under agreements to resell and short-term investments	157,075	112,147	33,201
Total interest income	585,717	545,630	398,383
Interest expense
Deposits	227,001	170,504	45,176
Long-term debt	5,485	8,091	9,601
Securities sold under agreements to repurchase	2,028	75	22
Total interest expense	234,514	178,670	54,799
Net interest income before provision for credit losses	351,203	366,960	343,584
Provision for credit (losses) recoveries	(1,662)	(4,452)	(2,396)
Net interest income after provision for credit losses	349,541	362,508	341,188
Net gains (losses) on equity securities	0	43	14
Net realized gains (losses) on available-for-sale investments	0	(14)	(19)
Net gains (losses) on other real estate owned	50	(40)	448
Net other gains (losses)	327	3,764	1,079
Total other gains (losses)	377	3,753	1,522
Total net revenue	579,933	578,597	549,297
Non-interest expense
Salaries and other employee benefits	174,024	177,939	166,189
Technology and communications	66,057	61,979	56,740
Professional and outside services	22,694	21,056	19,640
Property	34,081	31,374	31,442
Indirect taxes	22,672	21,457	21,982
Non-service employee benefits expense	3,929	5,590	3,775
Marketing	6,530	6,456	6,357
Amortization of intangible assets	8,006	5,728	5,680
Other expenses	21,093	20,759	19,790
Total non-interest expense	359,086	352,338	331,595
Net income before income taxes	220,847	226,259	217,702
Income tax benefit (expense)	(4,531)	(767)	(3,682)
Net income	$ 216,316	$ 225,492	$ 214,020
Earnings per common share
Basic earnings per share (in dollars per share)	$ 4.80	$ 4.62	$ 4.32
Diluted earnings per share (in dollars per share)	$ 4.71	$ 4.58	$ 4.29